Label	Element	Value
USD [Member] | Performance share plans [Member]
Weighted average exercise price of other equity instruments outstanding in share-based payment arrangement	ifrs-full_WeightedAverageExercisePriceOfOtherEquityInstrumentsOutstandingInSharebasedPaymentArrangement	€ 29.56
Other non-current financial assets [Member]
Other non-current financial assets	ifrs-full_OtherNoncurrentFinancialAssets	335,000,000
Financial assets available-for-sale, category [Member] | Other non-current financial assets [Member]
Other non-current financial assets	ifrs-full_OtherNoncurrentFinancialAssets	172,000,000
Loans and receivables, category [Member] | Other non-current financial assets [Member]
Other non-current financial assets	ifrs-full_OtherNoncurrentFinancialAssets	134,000,000
Financial assets at fair value through profit or loss, category [Member] | Other non-current financial assets [Member]
Other non-current financial assets	ifrs-full_OtherNoncurrentFinancialAssets	27,000,000
Held-to-maturity investments, category [Member] | Other non-current financial assets [Member]
Other non-current financial assets	ifrs-full_OtherNoncurrentFinancialAssets	€ 2,000,000